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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               ---------
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S.A.C. Global Investors LLP
Address: St. Martins Court, 4th Floor
         10 Paternoster Row
         London, EC4M 7HP
         United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:


      /s/ Peter Nussbaum           Stamford, Connecticut        May 15, 2009
------------------------------   -------------------------   -------------------
          [Signature]                  [City, State]               [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 13*

Form 13F Information Table Value Total: $42,020
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    None available         S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

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
Column 1                        Column 2    Column 3   Column 4         Column 5         Column 6     Column 7     Column 8
Name of                                                 Value    SH or           Put /  Investment     Other    Voting Authority
Issuer                       Title of Class   CUSIP    (x$1000) prn amt SH / PRN Call  discretion     managers Sole  Shared None
---------------------------- -------------- --------- --------- ------- -------- ----- -------------- -------- ---- ------- ----
COMPANHIA SIDERURGICA NACION     Common     20440W105   1,134    76,400    SH          Shared-Defined    1           76,400
COPA HOLDINGS SA                 Common     P31076105   3,842   134,000    SH          Shared-Defined    1          134,000
FREEPORT-MCMORAN COPPER & GO     Common     35671D857   5,043   132,327    SH          Shared-Defined    1          132,327
MOBILE TELESYSTEMS OJSC          Common     607409109     594    19,850    SH          Shared-Defined    1           19,850
NII HLDGS INC                    Common     62913F201   8,410   560,663    SH          Shared-Defined    1          560,663
NORFOLK SOUTHERN CORP            Common     655844108   1,468    43,500    SH          Shared-Defined    1           43,500
PARTNERRE LTD                    Common     G6852T105     931    15,000    SH          Shared-Defined    1           15,000
POTASH CORP SASK INC             Common     73755L107   7,430    91,941    SH          Shared-Defined    1           91,941
STEEL DYNAMICS INC               Common     858119100   6,876   780,500    SH          Shared-Defined    1          780,500
TAM SA                           Common     87484D103   1,834   333,438    SH          Shared-Defined    1          333,438
TELEFONOS DE MEXICO S A B        Common     879403780   1,880   125,000    SH          Shared-Defined    1          125,000
TERNIUM SA                       Common     880890108   1,925   281,006    SH          Shared-Defined    1          281,006
THOMPSON CREEK METALS CO INC     Common     884768102     653   164,594    SH          Shared-Defined    1          164,594